Income Taxes - Reconciliation of the federal statutory income tax rate to the effective tax rate (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of the federal statutory income tax rate to the effective tax rate
Federal statutory income tax rate			21.00%	21.00%	21.00%
Non-deductible executive compensation			(3.20%)	(2.60%)	0.00%
State taxes, net of federal benefit			2.70%	(0.30%)	2.80%
Tax credits			4.00%	4.90%	1.30%
Stock-based compensation			(2.40%)	(1.60%)	(2.40%)
Permanent items			(0.30%)	(0.60%)	(0.30%)
Change in valuation allowance			(22.50%)	(24.30%)	(20.80%)
Impairment of goodwill			0.00%	0.00%	(1.60%)
Other			(0.40%)	0.90%	(0.20%)
Effective income tax rate	12.40%	(1.60%)	(1.10%)	(2.60%)	(0.20%)